LEASES - Components of rental expense (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
LEASES
Short-term rental expense	¥ 11,710	¥ 9,961	¥ 7,411
Operating lease expense excluding short-term rental expense	¥ 121,409	¥ 133,106	¥ 148,867